Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	15 years
Rail spurs and asset retirement obligations | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	17 years
Rail spurs and asset retirement obligations | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	33 years
Rail and rail equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	15 years
Rail and rail equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	20 years
Transload facilities and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	15 years
Transload facilities and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	25 years